DERIVATIVE FINANCIAL INSTRUMENTS AND FINANCIAL INSTRUMENTS RELATED TO CREDIT (Details 5) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Loss Contingencies [Line Items]
Long-term Line of Credit	5,967	5,907
Guarantees	37,618	31,234
Guarantees, Fair Value Disclosure	108	68
Standby Letters of Credit [Member]
Loss Contingencies [Line Items]
Long-term Line of Credit	756	1,207
Standby letters of credit	435	349